Prepaid Expense and Other Current Assets	12 Months Ended
Dec. 31, 2017
Prepaid Expense And Other Current Assets
Prepaid Expense and Other Current Assets

NOTE 4 – PREPAID EXPENSE AND OTHER CURRENT ASSETS

Prepaid expense and other current assets at December 31, 2017 and 2016 consist of the following:

	December 31, 2017	December 31, 2016

Prepaid expense	$1,290	$785
Short-term deposit	13,878	-
	$15,168	$785